Accrued Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accrued Compensation [Abstract]
Schedule of Accrued Compensation	Accrued compensation consists of the following:

	March 31, 2014	December 31, 2013

Accrued wages	$394,351	$278,393
Accrued vacation expense	87,138	75,557

Total accrued compensation	$481,489	$353,950

Accrued compensation consists of the following:

	December 31, 2013	December 31, 2012
Accrued wages	$278,393	$17,046
Accrued vacation expense	75,557	70,846

Total accrued compensation	$353,950	$87,892